Related Party Transactions - Schedule of Related Party Transactions (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Shaanxi Juntai [Member] USD ($)	Dec. 31, 2013 Shaanxi Juntai [Member] CNY	Dec. 31, 2012 Shaanxi Juntai [Member] CNY	Dec. 31, 2011 Shaanxi Juntai [Member] CNY	Dec. 31, 2013 Xian New Changan Medical Investment Co Ltd [Member] USD ($)	Dec. 31, 2013 Xian New Changan Medical Investment Co Ltd [Member] CNY	Dec. 31, 2012 Xian New Changan Medical Investment Co Ltd [Member] CNY	Dec. 31, 2011 Xian New Changan Medical Investment Co Ltd [Member] CNY	Dec. 31, 2013 JYADK [Member] USD ($)	Dec. 31, 2013 JYADK [Member] CNY	Dec. 31, 2012 JYADK [Member] CNY	Dec. 31, 2011 JYADK [Member] CNY
Related Party Transaction [Line Items]
Treatment income and other miscellaneous					$ 174	1,052	637
Loan to (repayment of a loan from) a noncontrolling shareholder of a subsidiary									(1,089)	(6,590)	100,000
Interest income	1,295	7,839							1,295	7,839
Purchase of medical supplies													$ 133	805	5,249